SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Subtotal	$ 192,679	$ 16,161,237	$ 15,147,242
Less: accumulated depreciation	(2,477)	(6,670,042)	(5,279,658)
Property, plant and equipment, net	190,202	9,491,195	9,867,584
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	13,366	10,330,767	9,682,590
Machinery, Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Subtotal	45,443	$ 5,830,470	$ 5,464,652
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 133,870